Employee benefit plans (Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 905,070	¥ 904,911
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	28,265	29,023
Accrued pension and severance costs	633,774	632,340
Investments and other assets - Other (Prepaid pension and severance costs)	(215,430)	(118,443)
Net amount recognized	446,609	542,920
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	2,936	3,161
Accrued pension and severance costs	271,296	272,571
Investments and other assets - Other (Prepaid pension and severance costs)	(6,514)	(5,278)
Net amount recognized	¥ 267,718	¥ 270,454